RULE 497 FILING

On behalf of Goldman Sachs Concentrated International Equity Fund and Goldman Sachs Strategic International Equity Fund (the “Funds”), series of Goldman Sachs Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on December 19, 2013 (Accession No. 0001193125-13-479300), which is incorporated by reference into this Rule 497 Filing.